Property, plant and equipment (Summary of Property, Plant and Equipment) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 23,771,787	$ 25,956,612
Less ----- accumulated depreciation	(8,822,809)	(9,124,309)
Property, plant and equipment, before contruction in progress	14,948,978	16,832,303
Construction in progress	3,001,809	1,703,947
Property, plant and equipment, net	17,950,787	18,536,250
Energy Systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	23,348,928	25,521,585
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	143,204	121,958
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	85,463	87,051
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 194,192	$ 226,018